Loans and Allowance for Loan Losses - Schedule of Risk Category of Loans by Class of Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Recorded Investment [Line Items]
Total loans	$ 980,110	$ 960,355	$ 725,876
Commercial Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	413,499	397,017	364,096
Commercial and Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	253,468	262,032	183,100
Residential Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	262,387	250,216	134,455
Agricultural Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	16,565	18,180	17,083
Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	17,899	17,103	7,875
Agricultural [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	16,292	15,807	19,267
Pass [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	967,875	945,004	694,396
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	406,266	386,917	340,853
Pass [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	252,826	260,669	181,272
Pass [Member] | Residential Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	259,592	246,901	132,285
Pass [Member] | Agricultural Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	15,552	17,810	16,708
Pass [Member] | Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	17,587	17,000	7,846
Pass [Member] | Agricultural [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	16,052	15,707	15,432
Special Mention [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			147
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans			147
Substandard [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	12,235	15,351	31,333
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	7,233	10,100	23,096
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	642	1,363	1,828
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	2,795	3,315	2,170
Substandard [Member] | Agricultural Real Estate [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	1,013	370	375
Substandard [Member] | Consumer [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	312	103	29
Substandard [Member] | Agricultural [Member]
Financing Receivable Recorded Investment [Line Items]
Total loans	$ 240	$ 100	$ 3,835